Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Aerospace & Defense - 2.4%
Astronics Corp.(a)	267,500	$5,210,900
DroneShield Ltd. (Australia)(a)	1,500,000	1,415,534
Electro Optic Systems Holdings Ltd. (Australia)(a)	2,850,000	2,788,033
Huntington Ingalls Industries, Inc.	41,000	10,839,580
		20,254,047

Building Products - 0.4%
Alpha Pro Tech, Ltd.(a)(e)	610,000	3,477,000

Chemicals - 7.1%
Aspen Aerogels, Inc.(a)	1,285,000	35,581,650
Core Molding Technologies, Inc.(a)	205,000	3,528,050
Ecovyst, Inc.(a)	915,000	6,267,750
Mativ Holdings, Inc.	482,500	8,197,675
Northern Technologies International Corp.(e)	522,500	6,421,525
		59,996,650

Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. - Class A(a)	35,000	711,550
Clean Harbors, Inc.(a)	33,900	8,193,969
Quest Resource Holding Corp.(a)	350,000	2,793,000
		11,698,519

Communications Equipment - 1.1%
ADTRAN Holdings, Inc.(a)	160,000	948,800
Comtech Telecommunications Corp.(a)	1,302,500	6,265,025
KVH Industries, Inc.(a)	451,550	2,180,987
		9,394,812

Construction & Engineering - 3.9%
Centuri Holdings, Inc.(a)	310,000	5,006,500
Matrix Service Co.(a)(e)	1,420,000	16,372,600
MDU Resources Group, Inc.	340,000	9,319,400
MYR Group, Inc.(a)	25,000	2,555,750
		33,254,250

Construction Materials - 1.1%
CRH PLC (Ireland)	28,000	2,596,720
Smith-Midland Corp.(a)	210,000	7,011,900
		9,608,620

Distributors - 0.2%
Educational Development Corp.(a)(e)	805,000	1,883,700

Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions, Inc.(a)	95,500	13,382,415
Lincoln Educational Services Corp.(a)	600,000	7,164,000
Universal Technical Institute, Inc.(a)	300,000	4,878,000
		25,424,415

Electrical Equipment - 11.1%
Hammond Power Solutions, Inc. (Canada)	188,100	19,657,698
nVent Electric PLC (Ireland)	102,500	7,201,650
Thermon Group Holdings, Inc.(a)	650,000	19,396,000
Vertiv Holdings Co. - Class A	260,500	25,917,145
Vicor Corp.(a)	516,000	21,723,600
		93,896,093

Electronic Equipment, Instruments & Components - 11.5%
Arlo Technologies, Inc.(a)	1,265,000	15,319,150
Blackline Safety Corp. (Canada)(a)	1,205,000	4,980,554
Cognex Corp.	155,000	6,277,500
FARO Technologies, Inc.(a)	955,000	18,278,700
Luna Innovations, Inc.(a)	1,000,000	2,350,000
nLight, Inc.(a)	1,530,000	16,355,700
Vishay Intertechnology, Inc.	975,000	18,437,250
Vishay Precision Group, Inc.(a)	585,000	15,151,500
		97,150,354

Energy Equipment & Services - 0.1%
Energy Services of America Corp.	50,000	475,000

Food Products - 1.9%
Vital Farms, Inc.(a)	447,500	15,693,825

Health Care Equipment & Supplies - 0.7%
LeMaitre Vascular, Inc.	38,500	3,576,265
Precision Optics Corp, Inc.(a)(e)	400,000	2,232,000
		5,808,265

Health Care Providers & Services - 0.4%
Labcorp Holdings, Inc.	12,300	2,748,804
Quest Diagnostics, Inc.	3,000	465,750
		3,214,554

Hotels, Restaurants & Leisure - 2.2%
Genius Sports Ltd. (Guernsey)(a)	2,327,500	18,247,600

Household Products - 2.2%
Oil-Dri Corp. of America(e)	267,500	18,454,825

Insurance - 0.6%
Markel Group, Inc.(a)	3,450	5,411,601

Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada)(a)	150,000	180,783

IT Services - 5.1%
Akamai Technologies, Inc.(a)(d)	110,000	11,104,500
Research Solutions, Inc.(a)(e)	2,875,000	7,848,750
Unisys Corp.(a)(e)	4,240,000	24,083,200
		43,036,450

Life Sciences Tools & Services - 1.2%
Bruker Corp.	140,000	9,668,400
CryoPort, Inc.(a)	47,500	385,225
		10,053,625

Machinery - 0.6%
Gorman-Rupp Co.	127,500	4,966,125
Westinghouse Air Brake Technologies Corp.	3,000	545,310
		5,511,435

Media - 0.2%
The Trade Desk, Inc. - Class A(a)	12,000	1,315,800

Oil, Gas & Consumable Fuels - 0.6%
Adams Resources & Energy, Inc.(e)	190,000	5,130,000

Professional Services - 6.1%
Amentum Holdings, Inc.(a)	5,250	169,313
Asure Software, Inc.(a)(e)	2,482,500	22,466,625
CRA International, Inc.	83,000	14,551,560
Jacobs Solutions, Inc.	5,250	687,225
Parsons Corp.(a)	130,000	13,478,400
		51,353,123

Semiconductors & Semiconductor Equipment - 11.8%
ASML Holding NV (Netherlands)	2,700	2,249,775
AXT, Inc.(a)	75,000	181,500
Entegris, Inc.	64,500	7,258,185
FormFactor, Inc.(a)	230,000	10,580,000
MKS Instruments, Inc.	42,500	4,620,175
Nova, Ltd. (Israel)(a)	64,500	13,437,930
PDF Solutions, Inc.(a)	1,146,500	36,321,120
Photronics, Inc.(a)	305,000	7,551,800
SiTime Corp.(a)	9,500	1,629,345
Teradyne, Inc.	19,000	2,544,670
Veeco Instruments, Inc.(a)	407,500	13,500,475
		99,874,975

Software - 7.9%
Altair Engineering, Inc. - Class A(a)	175,000	16,714,250
American Software, Inc. - Class A(e)	1,810,000	20,253,900
Arteris, Inc.(a)(e)	2,325,000	17,949,000
Bentley Systems, Inc. - Class B	21,000	1,067,010
Klaviyo, Inc. - Class A(a)	200,000	7,076,000
Thinkific Labs, Inc. (Canada)(a)(e)	1,750,000	3,726,570
		66,786,730

Specialty Retail - 1.2%
CarMax, Inc.(a)	68,500	5,300,530
ThredUp, Inc. - Class A(a)(e)	6,200,000	5,220,400
		10,520,930

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	24,000	5,592,000
Super Micro Computer, Inc.(a)(d)	73,500	30,605,400
		36,197,400

Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	156,800	10,188,864

Trading Companies & Distributors - 0.4%
Transcat, Inc.(a)	29,500	3,562,715
TOTAL COMMON STOCKS (Cost $615,424,897)		777,056,960

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Equinix, Inc.	5,650	5,015,109
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,979,942)		5,015,109

SHORT-TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.89%(c)	65,371,102	65,371,102
TOTAL SHORT-TERM INVESTMENTS (Cost $65,371,102)		65,371,102

TOTAL INVESTMENTS - 100.2% (Cost $683,775,941)		847,443,171
Liabilities in Excess of Other Assets - (0.2)%		(1,819,436)
TOTAL NET ASSETS - 100.0%		$845,623,735

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c) (d) (e)
The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of September 30, 2024 is $1,230,300.
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of this issuer during the three months ended September 30, 2024. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Investments)
United States^	$770,960,324	91.0%
Canada	28,545,605	3.4
Guernsey	18,247,600	2.1
Israel	13,437,930	1.6
Ireland	9,798,370	1.1
Australia	4,203,567	0.5
Netherlands	2,249,775	0.3
	$847,443,171	100.0%
^ United States allocation includes Short-Term Investment-Money Market Fund of 7.7%.